Contingent and Deferred Consideration Payable - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Contingent And Deferred Consideration Payable [Line Items]
Contingent and deferred consideration		$ 18,706
Contingent and deferred consideration payable – non-current	$ 8,975	6,878
Merchant Portfolios
Contingent And Deferred Consideration Payable [Line Items]
Contingent and deferred consideration payable	8,168	958
Contingent consideration paid	19,834	$ 10,680
Loss on contingent consideration payable	$ 9,075